Investment Strategy	Feb. 28, 2025
TCW AAA CLO ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in CLOs that are, at the time of purchase, rated AAA (or an equivalent rating) by at least one of the major rating agencies or, if unrated, determined by the Adviser to be of comparable quality, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change.

The Fund may invest in CLOs denominated in any currency. The Fund has no restrictions on investment maturity. The Fund may purchase CLOs in both the primary market (e.g., directly from the issuer) and in the secondary market. A CLO is ordinarily issued by a trust or other special purpose entity (“SPE”) and is a security backed by an underlying portfolio of loan obligations, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, “covenant lite” loans (which have few or no financial maintenance covenants) and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, and high yield bonds rated below investment grade (commonly known as “junk bonds”), held by such issuer. The cash flows from the SPE are split into two or more tranches of debt that vary in risk and yield. The riskiest CLO tranche is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a “senior” CLO tranche typically has higher ratings and lower yields than its underlying securities and may be rated AAA.

The Fund may invest up to 20% of its assets in CLOs that are, at the time of purchase, rated AA or A (or an equivalent rating) by at least one of the major rating agencies or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest in floating- and fixed-rate CLOs. The Fund may also buy when-issued securities and participate in delayed delivery transactions. When-issued and delayed delivery transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

The Fund uses a bottom-up analysis to select CLO investments which considers various factors, including an assessment of the CLO manager, the CLO’s underlying collateral, expected performance under various stress scenarios and an analysis of the CLO’s documentation and structural terms.

The Fund may use derivatives for hedging purposes, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are options, futures and swap agreements, as well as interest rate or foreign currency derivatives, including swaps and forward contracts.

The Fund is a “non-diversified” fund, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

TCW Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund invests, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of corporate bonds of varying maturities issued by U.S. and foreign corporations, including those in developed market and emerging market countries, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The term “bond” is interpreted broadly by the Adviser to include any instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. The notional value of any corporate bond derivatives and other synthetic instruments would count towards compliance with the 80% test specified above.

The Fund does not have a duration target. However, under normal circumstances, the Fund’s portfolio duration varies from three to nine years. Duration is a measure that is used to determine the price sensitivity of a fixed income security to changes in interest rates. The Fund may invest in securities of any maturity, and there is no limit on the weighted average maturity of the Fund’s portfolio. Maturity refers to the date when a bond’s principal is repaid with interest.

The Fund’s portfolio investments will, from time to time, include other fixed income securities issued by various U.S. and foreign public or private entities, including government bonds, notes, securities issued by government agencies, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), U.S. and non-U.S. money market securities, municipal securities, preferred stock, common stock, warrants, swaps (including interest rate swaps, index-linked swaps, total return swaps and credit default swaps) and other derivatives (including currency and other futures, forward contracts and options), private placements and Rule 144A Securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the Fund invests at least 80% of its total assets (measured at the time of investment) in securities rated investment grade by at least one of the nationally recognized statistical rating organizations (i.e., debt securities rated at least Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by S&P Global Ratings (“S&P”) or BBB- by Fitch Ratings, Inc. (“Fitch”), or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations) or unrated securities determined by the Adviser to be of comparable quality. Up to 20% of the Fund’s net assets may be invested in securities rated below investment grade (commonly known as “junk bonds”) or unrated securities determined by the Adviser to be of comparable quality. The Fund may invest up to 10% of its total assets in a combination of convertible bonds, preferred stock, and common stock of domestic and foreign companies.

The Fund invests in the U.S. and abroad, including emerging markets and instruments that are economically tied to emerging market countries.

Under normal circumstances, the majority of the Fund’s investments are denominated in U.S. dollars. However, the Fund has the flexibility to allocate up to 20% of its assets to securities denominated in foreign currencies. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain similar or alternative market exposure to the securities in which it directly invests by instead using other investment techniques such as derivatives, repurchase agreements, reverse repurchase agreements and dollar rolls.

The Fund may sell securities and other instruments short provided that not more than 33⅓% of its net assets is held as collateral for those transactions. The Fund may use derivatives for hedging purposes, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are options, futures and swap agreements, as well as interest rate or foreign currency derivatives, including swaps and forward contracts.

TCW Flexible Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pursue its objective by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates.

The Fund has latitude to invest in a diversified mix of fixed income securities across a wide array of sectors, the credit quality spectrum and maturity profiles. The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities and instruments that generate income, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). These investments include securities issued in the U.S. and abroad by domestic and foreign corporations and governments, including emerging markets. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may invest in both investment grade and high yield fixed income securities (commonly known as “junk bonds”), subject to investing no more than 65% of its total assets (measured at the time of investment) in securities rated below investment grade (commonly known as “junk bonds”) by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or unrated securities determined by the Adviser to be of comparable quality.

The Fund may invest in securities of any maturity, and there is no limit on the weighted average maturity of the Fund’s portfolio. Maturity refers to the date when a bond’s principal is repaid with interest. The Fund does not have a duration target. However, under normal circumstances, the average portfolio duration varies from zero to eight years. Duration is a measure that is used to determine the price sensitivity of a fixed income security to changes in interest rates.

Investments in the Fund include various types of bonds and debt securities, including corporate bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, municipal securities, U.S. and non-U.S. money market securities, defaulted debt securities, private placements and restricted securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating. The Fund may invest up to 35% of its total assets (measured at the time of investment) in asset-backed and mortgage-related securities rated below investment grade by Moody’s, S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality.

The Fund may invest in foreign securities, and up to 50% of the Fund’s total assets may be invested in emerging markets and instruments that are economically tied to emerging market countries. The emerging market fixed-income securities in which the Fund may invest are not subject to any minimum credit quality standards, so long as the value of those investments does not cause the Fund to exceed its limits on investments in securities rated below investment grade.

The Fund normally limits its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 40% of its total assets. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss from fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances.

The Fund may invest up to 20% of its total assets in a combination of convertible bonds, preferred stock, and common stock of domestic and foreign companies.

The portfolio management team evaluates each investment idea based on, among other factors, the team’s view of its current income potential, risk level, capital appreciation potential, and how it fits within the Fund’s overall portfolio in determining whether to buy or sell investments. The Adviser allocates the Fund’s assets in response to, among other factors, changing market, financial, economic, and political factors and events that the Fund’s portfolio managers believe may affect the values of the Fund’s investments. The allocation of capital to sectors and securities within each sector in the Fund is driven primarily by the Adviser’s assessment of relative value offered by each sector and security, respectively.

The Fund may sell securities and other instruments short provided that not more than 33⅓% of its net assets is held as collateral for those transactions. Derivatives are used in an effort to hedge investments, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are primarily currency and other futures, forward contracts, options, and swap agreements (typically interest rate swaps, index-linked swaps, total return swaps and credit default swaps). The Fund may engage in active and frequent trading of portfolio securities to achieve its objective.

TCW High Yield Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in high yield/below investment grade bonds (commonly known as “junk bonds”), in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Bonds for this purpose also include bank loans and instruments that are intended to provide one or more of the characteristics of a direct investment in one or more bonds. Below investment grade bonds include securities rated below investment grade by Fitch Ratings, Inc., S&P Global Ratings, and by Moody’s Investors Service Inc., or, if unrated, bonds deemed by the Fund’s Adviser to be of comparable quality. The Fund may invest up to 20% of its net assets in equity securities (including common stock and convertible and non-convertible preferred stocks). Portfolio holdings are diversified by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer.

The Fund may also invest in debt securities that include, but are not limited to, obligations of the United States government or its agencies, instrumentalities or sponsored corporations; money market instruments; investment grade corporate debt securities; mortgage-backed securities guaranteed by, or secured by collateral that is guaranteed by, the United States government or its agencies, instrumentalities or sponsored corporations; foreign debt securities (corporate and government); and privately issued mortgage-backed securities and asset-backed securities, including commercial mortgage-backed securities.

The Fund may use derivatives for hedging purposes, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are options, futures and swap agreements, as well as interest rate or foreign currency derivatives, including swaps and forward contracts. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When-issued and delayed delivery transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

The Fund invests in the U.S. and abroad, including emerging markets and instruments that are economically tied to emerging market countries, and may purchase securities of varying maturities issued by domestic and foreign corporations, government agencies and governments. The Fund may invest in foreign securities that are denominated in U.S. dollars as well as in other currencies.

TCW Multisector Credit Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a multisector portfolio of fixed income securities and instruments, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund will generally allocate its assets among several fixed income sectors, including high yield securities; bank loans; and foreign securities, principally emerging market securities. The Fund is not required to gain exposure to any particular investment sector and sector exposures are expected to vary over time.

The Fund will invest in securities rated below investment grade (commonly known as “junk bonds”) by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) (i.e., debt securities rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations), and unrated securities determined by the Adviser to be of comparable quality. The Fund may also invest in distressed securities, which are securities that are in default and are not expected to pay the current coupon.

The Fund may invest in foreign securities, including the securities of foreign governments and companies located or doing business in emerging market countries, which may be denominated in any currency.

The Fund may invest in fixed income securities of any type, credit quality or maturity, and there is no limit on the weighted average maturity of the Fund’s portfolio. Maturity refers to the date when a bond’s principal is repaid with interest. The Fund does not have a duration target. However, under normal circumstances, the average portfolio duration varies from zero to eight years. Duration is a measure that is used to determine the price sensitivity of a fixed income security to changes in interest rates.

The Fund may also invest in securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (“TIPS”); U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments; covenant lite loans; municipal bonds; Rule 144A securities; and other debt securities bearing fixed, floating or variable interest rates of any maturity. The Fund may also invest in money market funds and other cash equivalents, preferred stock and common stock.

The Fund may invest up to 20% of its net assets in securitized investment products, including asset-backed securities, residential and commercial mortgage-backed securities and collateralized loan obligations (“CLOs”). The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (such as Ginnie Mae), and U.S. government-sponsored entities (such as Fannie Mae and Freddie Mac). Government agency or instrumentality securities have different levels of credit support. The Fund may invest in such government supported mortgage-backed securities by investing in to-be-announced transactions. The Fund may invest in the following non-agency, non-government-sponsored entity securities and privately-issued mortgage-related and other asset-backed securities: residential mortgage- backed securities, commercial mortgage-backed securities, asset-backed securities and CLOs.

The Adviser employs a flexible approach that allocates the Fund’s investments across a range of global investment opportunities. The Adviser will seek to utilize independent, bottom-up research to identify securities that are undervalued and that offer a superior risk/return profile. The Fund may engage in active and frequent trading of portfolio securities to achieve its objective.

The Fund may use derivatives for hedging purposes, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are options, futures and swap agreements, as well as interest rate or foreign currency derivatives, including swaps and forward contracts.

TCW Senior Loan ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in senior secured floating rate investments and in investments that are the economic equivalent of senior secured floating rate loans, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). These economically equivalent investments may include, but are not limited to, any combination of the following items: (i) senior secured floating rate bank loans or debt; and (ii) fixed-rate loans or debt, such as corporate bonds, convertible notes, collateralized loan obligations, senior loans, structured products and U.S. government debt securities, with respect to which the Fund has entered into derivative instruments that have the effect of converting the fixed-rate interest payments into floating-rate interest payments. Senior debt is debt that takes priority over other unsecured or otherwise more “junior” debt owed by an issuer. Senior debt is frequently issued in the form of senior notes or referred to as senior loans. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may also purchase, without limitation, participations or assignments in senior floating rate loans. Debt instruments include convertible or preferred securities that produce income.

The portfolio managers may consider many factors in purchasing and selling investments for the Fund, such as a fundamental analysis of the issuer, the credit quality of the issuer and collateral for the investment, capital structure, leverage, operating results for the issuer and the business outlook for the issuer, industry or broader economy.

The Fund’s investments may have any credit quality without limitation, including investments rated below investment grade (commonly known as “junk bonds”). Under normal circumstances, a substantial portion of the Fund’s portfolio consists of leveraged loans rated below investment grade or unrated.

The Fund may invest up to 20% of its net assets, plus any borrowings for investment purposes, in fixed income securities including but not limited to, preferred securities, convertible securities, mezzanine investments, and second lien loans.

The Fund’s portfolio securities may have any duration or maturity.

The Fund may invest up to 20% of its assets in securities of foreign issuers, including issuers located in emerging markets and instruments that are economically tied to emerging market countries. Investments in securities of foreign issuers that are not denominated in U.S. dollars are limited to a maximum of 20% of the Fund’s assets.

The Fund may also invest in companies whose financial condition is uncertain, where the borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, or that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

The Fund may invest up to 10% of its net assets in common stocks or other equity securities.

The Fund may use derivatives for hedging purposes, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are options, futures and swap agreements, as well as interest rate or foreign currency derivatives, including swaps and forward contracts.

The Fund may sell securities and other instruments short provided that not more than 15% of its net assets are held as collateral for those transactions.